Retrospective Adjustments	3 Months Ended
Mar. 31, 2024
Retrospective Adjustments [Abstract]
RETROSPECTIVE ADJUSTMENTS
2.	RETROSPECTIVE ADJUSTMENTS

On May 8, 2024, the Company effected a 100-for-1 reverse stock split (“Reverse Split”) of the Company’s authorized and outstanding shares of Class A common stock. All information included in these financial statements have been adjusted, on a retrospective basis for all periods presented to reflect the Reverse Split, unless otherwise stated.